Note 9 - Options and Warrants to Purchase Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Options And Warrants To Purchase Common Stock [Text Block]
NOTE
9–
OPTIONS AND WARRANTS TO PURCHASE COMMON STOCK

Outstanding Stock Warrants

A summary of the status and changes of the warrants issued for the six
months ended
2018:

	Shares Issuable upon exercise of
	upon Exercise of	Weighted Average
	Outstanding Warrants	Exercise Price

Outstanding at January 1, 2018	18,813,373	$0.14
Issued	8,000,000	$0.15
Exercised	(2,000,000)	$0.04
Forfeited	--	--
Outstanding at June 30, 2018	24,813,373	$0.15

A summary of the status of the warrants outstanding and exercisable at
June 30, 2018
is presented below:

	Warrants Outstanding and Exercisable
	Shares Issuable	Weighted Average
	upon Exercise of	Remaining	Weighted Average
Exercise Price	Outstanding Warrants	Contractual Life (years)	Exercise Price
$1.15	461,340	2.8	$1.15
$0.25	3,283,283	3.0	$0.25
$0.04	2,068,750	4.3	$0.04
$0.10	11,000,000	4.5	$0.10
$0.15	8,000,000	3.0	$0.15
	24,813,373	5.2	$0.15

Outstanding Stock Options
On
November 20, 2012,
the shareholders of the Company approved the adoption of the Applied Minerals, Inc.
2012
Long-Term Incentive Plan (“LTIP”) and the Short-Term Incentive Plan (“STIP”) and the performance criteria used in setting performance goals for awards intended to be performance-based. Under the LTIP,
8,900,000
shares are authorized for issuance. The STIP does
not
refer to a particular number of shares under the LTIP, but would use the shares authorized in the LTIP for issuance under the STIP. The CEO, the CFO, and named executive officers, and directors, among others are eligible to participate in the LTIP and STIP. Prior to the adoption of the LTIP and STIP, stock options were granted under individual arrangements between the Company and the grantees, and approved by the Board of Directors.

In
May, 2016,
the Company adopted the
2016
Long-Term Incentive Plan (
“2016
LTIP”). The number of shares of common stock for issuance or for reference purposes subject to the
2016
LTIP was
2,000,000.

On
December 7, 2016,
the stockholders of the Company approved the
2016
Incentive Plan. The purpose of the
2016
Incentive Plan is to enhance the profitability and value of the Company for the benefit of its stockholders by enabling the Company to offer eligible employees, consultants, and non-employee directors incentive awards in order to attract, retain and reward such individuals and strengthen the mutuality of interests between such individuals and the Company’s stockholders. The aggregate number of shares of Common Stock that may
be issued or used for reference purposes under the
2016
Incentive Plan or with respect to which awards
may
be granted
may
not
exceed
15,000,000
shares, which
may
be either (i) authorized and unissued Common Stock or (ii) Common Stock held in or acquired for the treasury of the Company.

The Compensation Committee of the Company Board of Directors has full authority to administer and interpret the
2016
Incentive Plan, to grant awards under the
2016
Incentive Plan, to determine the persons to whom awards will be granted, to determine the types of awards to be granted, to determine the terms and conditions of each award, to determine the number of shares of Common Stock to be covered by each award and to make all other determinations in connection with the
2016
Incentive Plan and the awards thereunder as the Committee, in its sole discretion, deems necessary or desirable.

On
December 14, 2017,
the Board of Directors approved the
2017
Incentive Plan (
“2017
IP”). Forty million (
40,000,000
) shares of Common Stock are subject to the
2017
IP.

The fair value of each of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility is based on an average of historical volatility of the Company's common stock. The risk-free interest rate for periods within the contractual life of the stock option award is based on the yield curve of a zero
-coupon U.S. Treasury Bond on the date the award is granted with a maturity equal to the expected term of the award.

The significant assumptions relating to the valuation of the Company's options granted during the six
months ended
June 30, 2018
were as follows on a weighted average basis:

Dividend Yield		0%
Expected Life (in years)	2.48	–	2.96
Expected Volatility	163.73%	–	177.59%
Risk Free Interest Rate	2.54%	–	2.62%

A summary of the status and changes of the options granted under stock option plans and other agreements during the six
months ended
June 30, 2018:

	Shares Issuable	Weighted
	Upon Exercise of	Average
	Options	Exercise Price

Outstanding at December 31, 2017	57,057,768	$0.36
Granted	4,224,999	$0.11
Exercised	--	--
Forfeited	(232,645)	1.36
Outstanding at June 30, 2018	61,050,122	$0.34

During the
six
months ended
June 30, 2018,
the Company granted
4,224,999
options to purchase the Company’s common stock with a weighted average exercise price of
$0.11.
The options vest monthly through
June, 2019.

A summary of the status of the options outstanding at
June 30, 2018
is presented below:

Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

35,322,222	9.34	$0.06	26,697,225	$0.06
545,289	9.48	$0.075	408,968	$0.075
377,777	4.93	$0.11	69,444	$0.11
3,000,000	4.61	$0.12	1,000,000	$0.12
500,000	3.13	$0.16	500,000	$0.16
81,395	5.64	$0.21	81,395	$0.21
100,000	2.22	$0.22	100,000	$0.22
1,066,155	2.87	$0.24	1,066,155	$0.24
2,087,500	4.29	$0.25	2,087,500	$0.25
35,595	4.79	$0.27	35,595	$0.27
474,815	5.86	$0.28	474,815	$0.28
234,506	4.64	$0.285	234,506	$0.285
81,522	2.56	$0.30	81,522	$0.30
200,000	6.63	$0.66	200,000	$0.66
150,000	6.61	$0.68	150,000	$0.68
7,233,277	0.50	$0.70	7,233,277	$0.70
488,356	6.89	$0.73	488,356	$0.73
3,104,653	3.65	$0.83	3,104,653	$0.83
975,000	5.95	$0.84	975,000	$0.84
300,000	5.14	$1.10	300,000	$1.10
300,000	4.99	$1.15	300,000	$1.15
115,000	2.74	$1.35	115,000	$1.35
300,000	3.90	$1.55	300,000	$1.55
3,077,060	4.39	$1.66	3,077,060	$1.66
900,000	3.14	$1.90	900,000	$1.90
61,050,122	6.82	$0.34	49,980,471	$0.40

On
December 14, 2017,
the Company’s management was granted performance-based options to purchase
27.5
million shares of the Company’s common stock at
$0.06
per share. The options expire on
December 13, 2027.
At
December 31, 2017,
the
first
fifty
percent (
50%
) of the performance-based options vested as management was able to (i) close the sale of an aggregate of
$600,000
of units (consisting of a share of common stock of the Company and a warrant to buy
0.25
of a share of common stock of the Company) at
$0.04
per unit and (ii) establish toll processing arrangements with two
toll processors of halloysite that, in management’s good faith belief, can process halloysite to the Company’s specifications. An additional twenty-five
percent (
25%
) of the performance-based options vested on
February 1, 2018
when management generated
$900,000
of additional cash proceeds through (i) the sale of common stock and (ii) the licensing of a right to explore the Dragon Mine property for certain precious metals. The vesting of the remaining
8.3%,
8.3%
and
8.4%
of the performance-based options occurs when (i) EBITDA is positive over a twelve
-month period, (ii) EBITDA is at or greater than
$2
million over a
twelve
-month period and (iii) EBITDA is at or greater than
$4
million over a
twelve
-month period, respectively. At
June 30, 2018,
the achievement of the performance targets was
not
deemed probable.

Compensation expense of
$192,299
and
$775,299
has been recognized for the vested options for the
three
and
six
months ended
June 30, 2018.
The aggregate intrinsic value of the outstanding options at
June 30, 2018
was
$4,114,914.
At
June 30, 2018, (
i)
$442,520
of unamortized compensation expense for time-based unvested options will be recognized over the next
0.53
years on a weighted average basis; and (ii)
$354,750
of unamortized compensation expense for performance-based unvested options will be recognized as the achievement of the performance targets becomes probable.

NOTE
10
– OPTIONS AND WARRANTS TO PURCHASE COMMON STOCK

Outstanding Stock Warrants

A summary of the status and changes of the warrants issued for
2017
and
2016
is as follows:

	December 31, 2017		December 31, 2016
	Shares issuable upon exercise of	Weighted Average	Shares issuable upon exercise of	Weighted Average
	Outstanding Warrants	Exercise Price	Outstanding Warrants	Exercise Price

Outstanding at beginning of year	3,744,623	$0.36	461,340	$1.15
Issued	18,193,750	0.07	3,283,283	0.25
Exercised	(3,125,000)	0.04	--	--
Forfeited	--		--	--
Outstanding at end of year	18,813,373	0.14	3,744,623	0.36

A summary of the status of the warrants outstanding and exercisable at
December 31, 2017
is presented below:

	Warrants Outstanding and Exercisable
Exercise Price	Shares issuable upon exercise of Outstanding Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$1.15	461,340	3.3	$1.15
$0.25	3,283,283	3.5	$0.25
$0.04	4,068,750	4.7	$0.04
$0.10	11,000,000	5.0	$0.10
	18,813,373	4.6	$0.14

During
June
of
2016,
the Company issued
10,933,333
units in exchange for
$1,640,000
in cash proceeds (
“June 2016
Offering”). Each unit consisted of
one
share of the Company’s common stock and
one
warrant to purchase
0.3
shares of the Company’s common stock for an equivalent price of
$0.25
per share.

During
August
and
October
of
2017,
the Company issued
26,500,000
units in exchange for
$1,060,000
in cash proceeds (
“August 2017
Offering”). The Company also issued
2,275,000
units to a broker as a fee related to the
August 2017
Offering. Each unit included
one
share of the Company’s common stock and
one
warrant to purchase
0.25
shares of the Company’s common stock for an equivalent price of
$0.04
per share. The purchase of
one
share of common stock requires the exercise of
four
warrants.

During
2017
investors exercised
12,500,000
warrants for
3,125,000
shares of the Company’s common stock. The exercise of the warrants generated
$125,000
of proceeds for the Company.

On
December 14, 2017,
upon the effectiveness of an amendment agreement the Company entered into by with the holders of the Series A Notes and Series
2023
Notes, the Company issued to the holders of the Series A Notes and Series
2023
Notes warrants to purchase
11,000,000
shares of the Company’s common stock. Each warrant enables a holder to purchase one
share of the Company ‘s common stock for
$0.10.
The warrants expire on
December 13, 2022.
The Black Scholes value of the warrants totaled
$522,710
and was accounted for as a deferred cost of financing and presented as a discount to the Series A Notes and Series
2023
Notes.

Outstanding Stock Options

On
November 20, 2012,
the shareholders of the Company approved the adoption of the Applied Minerals, Inc.
2012
Long-Term Incentive Plan (“LTIP”) and the Short-Term Incentive Plan (“STIP”) and the performance criteria used in setting performance goals for awards intended to be performance-based. Under the LTIP,
8,900,000
shares are authorized for issuance. The STIP does
not
refer to a particular number of shares under the LTIP, but would use the shares authorized in the LTIP for issuance under the STIP. The CEO, the CFO, and named executive officers, and directors, among others are eligible to participate in the LTIP and STIP. Prior to the adoption of the LTIP and STIP, stock options were granted under individual arrangements between the Company and the grantees, and approved by the Board of Directors.

On
December 7, 2016,
the stockholders of the Company approved the
2016
Incentive Plan. The purpose of the
2016
Incentive Plan is to enhance the profitability and value of the Company for the benefit of its stockholders by enabling the Company to offer eligible employees, consultants, and non-employee directors incentive awards in order to attract, retain and reward such individuals and strengthen the mutuality of interests between such individuals and the Company’s stockholders. The aggregate number of shares of Common Stock that may
be issued or used for reference purposes under the
2016
Incentive Plan or with respect to which awards
may
be granted
may
not
exceed
15,000,000
shares, which
may
be either (i) authorized and unissued Common Stock or (ii) Common Stock held in or acquired for the treasury of the Company.

The Compensation Committee of the Company Board of Directors has full authority to administer and interpret the
2016
Incentive Plan, to grant awards under the
2016
Incentive Plan, to determine the persons to whom awards will be granted, to determine the types of awards to be granted, to determine the terms and conditions of each award, to determine the number of shares of Common Stock to be covered by each award and to make all other determinations in connection with the
2016
Incentive Plan and the awards thereunder as the Committee, in its sole discretion, deems necessary or desirable.

The fair value of each of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility is based on an average of historical volatility of the Company's common stock. The risk-free interest rate for periods within the contractual life of the stock option award is based on the yield curve of a zero
-coupon U.S. Treasury Bond on the date the award is granted with a maturity equal to the expected term of the award.

The significant assumptions relating to the valuation of the Company's options issued for
2017
and
2016
were as follows on a weighted average basis:

	2017			2016
Dividend Yield		0%			0%
Expected Life (in years)	2.50	–	6.27	2.00	–	9.02
Expected Volatility	114.98	–	167.28%	65.49	–	65.49%
Risk Free Interest Rate	1.38	–	2.26%	0.76	–	1.78%

A summary of the status and changes of the options granted under stock option plans and other agreements for
2017
and
2016
is as follows:

	December 31, 2017		December 31, 2016
		Weighted		Weighted
		Average		Average
	Shares	Exercise Price	Shares	Exercise Price

Outstanding at beginning of year	21,277,479	$0.87	17,806,472	$1.00
Granted	35,810,289	$0.06	3,771,488	0.24
Exercised	--	--	--	--
Forfeited	(30,000)		(300,481)	0.83
Outstanding at end of year	57,057,768	$0.36	21,277,479	$0.87

During the year ended
December 31, 2017,
the Company granted
35,810,289
options to purchase the Company’s common stock with a weighted average exercise price of
$0.06.
Of the
35,810,289
options granted, the options vest as follows:

Vesting Information
Shares	Frequency	Begin Date	End Date
350,000	Immediately	05/23/2017	05/23/2017
300,000	Immediately	05/24/2017	05/24/2017
100,000	Immediately	10/01/2017	10/01/2017
140,000	Immediately	12/07/2017	12/07/2017
6,875,000	Quarterly	10/01/2017	07/01/2018
545,289	Quarterly	10/01/2017	07/01/2018
27,500,000	Performance*	12/14/2017	12/14/2027
*	On
December 14, 2017,
the Company’s management was granted performance-based options to purchase
27.5
million shares of the Company’s common stock at
$0.06
per share. The options expire on
December 13, 2027.
At
December 31, 2017,
the
first

fifty
percent (
50%
) of the performance-based options vested as management was able to (i) close the sale of an aggregate of
$600,000
of units (consisting of a share of common stock of the Company and a warrant to buy
0.25
of a share of common stock of the Company) at
$0.04
per unit and (ii) establish toll processing arrangements with two
toll processors of halloysite that, in management’s good faith belief, can process halloysite to the Company’s specifications. An additional twenty-five
percent (
25%
) of the performance-based options vested on
February 1, 2018
when management generated
$900,000
of additional cash proceeds through (i) the sale of common stock and (ii) the licensing of a right to explore the Dragon Mine property for certain precious metals. The vesting of the remaining
8.3%,

8.3%
and
8.4%
of the performance-based options occurs when (i) EBITDA is positive over a twelve
-month period, (ii) EBITDA is at or greater than
$2
million over a
twelve
-month period and (iii) EBITDA is at or greater than
$4
million over a
twelve
-month period, respectively.

A summary of the status of the options outstanding at
December 31, 2017
is presented below:

Options Outstanding			Options Exercisable

	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number	Contractual	Exercise	Number	Exercise
Outstanding	Life (years)	Price	Exercisable	Price

34,475,000	9.95	$0.06	15,568,718	$0.06
545,289	9.98	$0.075	45,289	$0.075
500,000	3.62	$0.16	500,000	$0.16
81,395	6.14	$0.21	40,698	$0.21
100,000	2.71	$0.22	100,000	$0.22
1,066,155	3.36	$0.24	1,066,155	$0.24
2,087,500	4.79	$0.25	2,087,500	$0.25
35,595	5.29	$0.27	17,798	$0.27
474,815	6.36	$0.28	362,408	$0.28
234,506	5.13	$0.285	234,506	$0.285
81,522	3.05	$0.30	40,716	$0.30
200,000	7.12	$0.66	200,000	$0.66
150,000	7.10	$0.68	99,990	$0.68
7,233,277	0.99	$0.70	7,233,277	$0.70
488,356	7.38	$0.73	371,666	$0.73
3,104,653	4.15	$0.83	3,104,653	$0.83
975,000	6.45	$0.84	975,000	$0.84
300,000	5.64	$1.10	300,000	$1.10
300,000	5.48	$1.15	300,000	$1.15
100,000	0.08	$1.24	100,000	$1.24
115,000	3.24	$1.35	115,000	$1.35
125,000	0.08	$1.45	125,000	$1.45
300,000	4.40	$1.55	300,000	$1.55
7,645	0.09	$1.58	7,645	$1.58
3,077,060	4.89	$1.66	3,077,060	$1.66
900,000	3.63	$1.90	900,000	$1.90
57,057,768	7.45	$0.36	37,273,079	$0.52

Compensation expense of
$961,221,
and
$698,350,
has been recognized for the vested options for the years ended
December 31, 2017
and
2016,
respectively. The aggregate intrinsic value of the outstanding options at
December 31, 2017
was
$0.
At
December 31, 2017, (
i)
$303,522
of unamortized compensation expense for time-based unvested options will be recognized over the next
0.40
years on a weighted average basis; and (ii)
$709,500
of unamortized compensation expense for performance-based unvested options will be recognized as the performance targets are achieved.

On
December 14, 2017,
the Company’s management was granted performance-based options to purchase
27.5
million shares of the Company’s common stock at
$0.06
per share. The options expire on
December 13, 2027.
At
December 31, 2017,
the
first
fifty
percent (
50%
) of the performance-based options vested as management was able to (i) close the sale of an aggregate of
$600,000
of units (consisting of a share of common stock of the Company and a warrant to buy
0.25
of a share of common stock of the Company) at
$0.04
per unit and (ii) establish toll processing arrangements with two
toll processors of halloysite that, in management’s good faith belief, can process halloysite to the Company’s specifications. An additional twenty-five
percent (
25%
) of the performance-based options vested on
February 1, 2018
when management generated
$900,000
of additional cash proceeds through (i) the sale of common stock and (ii) the licensing of a right to explore the Dragon Mine property for certain precious metals. The vesting of the remaining
8.3%,
8.3%
and
8.4%
of the performance-based options occurs when (i) EBITDA is positive over a twelve
-month period, (ii) EBITDA is at or greater than
$2
million over a
twelve
-month period and (iii) EBITDA is at or greater than
$4
million over a
twelve
-month period, respectively.